5. Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and equipment:
5. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Call center	$121,313	$121,313
Computer and office equipment	45,718	38,577
Furniture and fixtures	11,336	-
Library (online)	100,000	100,000
Software	1,388,824	927,455
Vehicle	-	39,736
	1,667,191	1,227,081
Accumulated depreciation and amortization	(455,871)	(229,972)
Property and equipment, net	$1,211,320	$997,109

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $256,363 and $85,662, respectively.  Accumulated depreciation amounted to $455,871 and $229,972 as of December 31, 2012 and 2011, respectively.

Amortization expense for software, included in the above amounts, for the years ended December 31, 2012 and 2011 was $226,454 and $60,290, respectively.  Software consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Software	$1,388,824	$927,455
Accumulated amortization	(286,744)	(60,290)
Software, net	$1,102,080	$867,165

The following is a schedule of estimated future amortization expense of software at December 31, 2012:

Year Ending December 31,
2013	$277,765
2014	277,765
2015	277,765
2016	217,474
2017	51,311
Total	$1,102,080